Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Net earnings	$ 4,039	$ 1,459
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	49	(94)
Cash flow hedges adjustments to equity	(55)	78
Foreign currency translation adjustments to equity	(287)	636
Share of other comprehensive loss in equity method investments	(21)
Related tax benefit on share of other comprehensive loss in equity method investments	5
Reclassification of foreign currency translation adjustments on disposal of business	3,102
Other comprehensive income that will be reclassified to profit or loss, net of tax	2,793	620
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	3
Remeasurement on defined benefit pension plans	104	20
Related tax expense on remeasurement on defined benefit pension plans	(22)	(34)
Share of other comprehensive loss in equity method investments	(56)
Related tax benefit on share of other comprehensive loss in equity method investments	14
Other comprehensive income that will not be reclassified to profit or loss, net of tax	43	(14)
Other comprehensive income	2,836	606
Total comprehensive income	6,875	2,065
Continuing Operations [member]
Common shareholders:
Common shareholders	(135)	723
Discontinued operations [member]
Common shareholders:
Common shareholders	6,920	1,278
Non-controlling interests
Non-controlling interests - discontinued operations	$ 90	$ 64